SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Jun. 21, 2022	May 13, 2022	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Total	$ 289,730	$ 0	$ 0	$ 119,600
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Insurance				103,162	$ 70,458
Amounts due override owners				16,438	392,594
Total				$ 119,600	$ 463,052